Property, plant and equipment	12 Months Ended
Dec. 31, 2017
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Property, plant and equipment
11.	Property, plant and equipment

Cost	Balance at January 1, 2017	Additions	As at December 31, 2017
Land	$1,558	$—	$1,558
Building structures	2,761	8,757	11,518
Furniture and equipment	63	71	134
Computer equipment	88	60	148
Security equipment	474	412	886
Production equipment	2,106	375	2,481
Road	137	—	137
Leasehold improvements	1,429	68	1,497
Construction in progress	6,034	33,303	39,337

	$14,650	$43,046	$57,696

In 2017, there were non-cash additions from the capitalization of financing costs on construction in progress amounting to $345 (2016 - $Nil). Refer to Note 14. In addition, during 2017, $6,034 (2016 - $Nil) was transferred out of construction in progress to building structures.

Accumulated depreciation	Balance at January 1, 2017	Additions	As at December 31, 2017
Building structures	$120	$313	$433
Furniture and equipment	18	25	43
Computer equipment	36	39	75
Security equipment	60	136	196
Production equipment	103	328	431
Road	5	5	10
Leasehold improvements	186	150	336

	$528	$996	$1,524

Net book value	$14,122		$56,172

In 2017, $455 (2016 - $Nil) of depreciation expense is recorded as part of inventory expensed to cost of sales, production costs, and general and administration.

Cost	Balance at January 1, 2016	Additions	Acquisitions (Note 6)	As at December 31, 2016
Land	$210	$623	$725	$1,558
Building structures	824	62	1,875	2,761
Furniture and equipment	27	—	36	63
Computer equipment	29	38	21	88
Security equipment	183	291	—	474
Production equipment	72	409	1,625	2,106
Road	137	—	—	137
Leasehold improvements	1,363	66	—	1,429
Construction in progress	—	34	6,000	6,034

	$2,845	$1,523	$10,282	$14,650

Accumulated depreciation	Balance at January 1, 2016	Additions	As at December 31, 2016
Building structures	$63	$57	$120
Furniture and equipment	8	10	18
Computer equipment	12	24	36
Security equipment	9	51	60
Production equipment	14	89	103
Road	—	5	5
Leasehold improvements	40	146	186

	$146	$382	$528

Net book value	$2,699		$14,122